General and administrative expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses		€ 14,512	€ 41,230
General and administrative expenses | Management Incentive Plan
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	€ 0	6,242	14,361
General and administrative expenses | Long-term Incentive Plan
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	704	4,790	0
Second Special Fees Agreement
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Legal fees		6,607	11,712
Legal, accounting and consulting fees	(18,320)
Second Special Fees Agreement | General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	€ (9,161)	€ 3,480	€ 5,681